Subsequent Events - Financing Arrangements (Details) - USD ($)	Apr. 24, 2024	Mar. 24, 2024	Sep. 25, 2024	Nov. 20, 2022	Nov. 19, 2022	Aug. 22, 2018
Seaport Bridge Financing
Subsequent Events
Principal Payable		$ 421,200
Maximum principal draw amount		$ 1,000,000
Interest rate		12.00%
Shares issued for every dollar lent		1
Bay Point notes
Subsequent Events
Principal Payable				$ 813,633	$ 670,000	$ 670,000
Interest rate						15.00%
Debt to be converted into equity percentage	120.00%
Subsequent event
Subsequent Events
Interest rate			9.00%
Subsequent event | Seaport Bridge Financing
Subsequent Events
Principal Payable		$ 421,200
Maximum principal draw amount		$ 1,000,000
Interest rate		12.00%
Shares issued for every dollar lent		1
Subsequent event | Bay Point notes
Subsequent Events
Debt to be converted into equity percentage	120.00%